Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	[1]	1,000,000,000	1,000,000,000
Ordinary Shares, shares issued	[1]	22,950,000	22,950,000
Ordinary shares, shares outstanding	[1]	22,950,000	22,950,000

[1]	Giving retroactive effect to the 22,950,000 shares issued and outstanding following the share subdivision and share surrender on September 5, 2024, starting from the earliest period presented.